Pre-Paid Advance (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Mar. 31, 2026
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Unpaid deferred financing costs			$ 700
Settlement of principal and accrued interest		$ 4,500	3,100
Pre-Paid Advance Remaining Principal Amount		0		$ 0
Maturity date	Nov. 21, 2026
Purchase price per share	$ 69.50
Lowest daily volume weighted average price	95.00%
Pre paid advance agreements amortization event, descripton	In the event certain events occur, including (i) the failure to maintain a closing stock price greater than the Floor Price for any five of seven consecutive trading days, (ii) any of the shares to be issued pursuant to the PPAs are not eligible to be sold pursuant to an effective registration statement for a period of 10 consecutive trading days or (iii) the Company has issued substantially all of the shares available under the Exchange Cap (as defined below) (the date on which any event described in (i) through (iii) occurs, the “Amortization Event Date”), the Company will be required to make monthly cash payments equal to the lesser of 18% of each Investor’s respective initial Pre-Paid Advance amount, or the outstanding principal balance of such Pre-Paid Advance on the Amortization Event Date, plus a 10% payment premium and any accrued and unpaid interest. Such payments will continue until either all amounts outstanding under the Pre-Paid Advance are paid in full or certain cure conditions have been met.
Pre-paid advance remaining principal amount			4,500
Advance fair value			4,100
Pre Paid Advance Agreements [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Aggregate principal amount	$ 7,500
Purchase price discount	95.00%
Gross proceeds to the Company		$ 7,130	$ 7,130
Interest rate	4.00%
Default interest rate percentage	18.00%
Prepayment premium	10.00%
Percentage of outstanding common stock for exchange cap	19.99%